Employee Benefit Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Postemployment Benefits [Abstract]
Schedule of Employee Stock Ownership Plan

ESOP shares were as follows ($ in thousands, except per share amounts):

	At June 30, 2016	At December 31, 2015
Allocated shares	22,571	22,571
Unallocated shares	315,989	315,989

Total ESOP shares	338,560	338,560

Fair value of unallocated shares	$4,474	$4,803

ESOP shares were as follows ($ in thousands, except per share amounts):

	2015	2014
Allocated shares	22,571	11,285
Unallocated shares	315,989	327,275

Total ESOP shares	338,560	338,560

Fair value of unallocated shares	$4,803	$4,003